FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Liabilities

	September 30, 2022	December 31, 2021
Derivative liability:
Balance at beginning of period	$809,000	$9,367,159
Additions	12,000	542,230
Settlements	-	(1,752,000)
Change in fair value	890,000	(7,348,389)
Balance at end of year	$1,711,000	$809,000

	September 30, 2022	December 31, 2021
Warrant liability:
Balance at beginning of period	$606,000	$1,504,000
Additions		35,000
Change in fair value	(142,000)	(933,000)
Balance at end of year	$464,000	$606,000

	December 31,	December 31,
Derivative Liability	2021	2020
Balance at beginning of period	$9,367,159	$1,158,008
Additions	540,209	2,820,754
Settlements	(1,752,000)	(1,743,734)
Change in fair value	(7,260,514)	7,132,131
Balance at end of year	$809,000	$9,367,159